UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [  ]; Amendment number: ________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Calvert Asset Management Company
Address:  4550 Montgomery Avenue, Suite 1000N
          Bethesda, MD 20814

Form 13F File Number: 2-69565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Augusto D. Macedo
Title:     Assistant General Counsel, Compliance
Phone:     (301) 951-4881

Signature, Place, and Date of Signing:

      /s/Augusto D. Macedo  Bethesda, Maryland     04/01/2009
      [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager(s).)

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

    Form 13F File Number               Name


    801-28078                    Acadian Asset Management, Inc.

    801-52179                    Atlanta Capital Management Company, LLC

    801-44394                    Bridgeway Capital Management, Inc.

    801-62371                    Channing Capital Management

    801-21343                    Eagle Asset Management

    801-44724                    F&C Management Company, Ltd.

    801-06709                    Fred Alger Management, Inc.

    801-60358                    KBC Asset Management Company

    801-26535                    New Amsterdam Partners, LLC

    801-60027                    OFI Institutional Management, Inc.

    801-52528                    Profit Investment Management

    801-25943                    Riversource Investments, LLC

    801-60103                    SSgA Funds Management, Inc.

    801-28377                    Summit Investment Partners

    801-17853                    Thornburg Investment Management

    801-55795                    World Asset Management, LLC




Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     N/A

Form 13F Information Table Value Total:     $NONE (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Form 13F File Number               Name
         NONE                          NONE